Other income (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other income (expense)
Gain (loss) on disposal of assets	$ (3,333)	$ 3,288
Gain (loss) on foreign currency exchange	(1,026)
Gain (loss) on debt transactions	(152)	2,269
Other income (expense)	853	1,419
Total other income (expense), net	$ (3,658)	$ 6,976